Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal corporate income tax rate	21.00%	21.00%	35.00%
Operating loss carryforwards research and development credit	$ 919
Deferred tax assets valuation allowance	54,251	$ 47,186
Increase in valuation allowance	7,065
Net deferred tax asset, AMT credit	106
Unrecognized tax benefits	$ 3,192	3,722	$ 3,801
Description of tax benefits upon ultimate settlement	The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Income tax penalities and interest expense	$ 269	$ 209
Percentage of alternative minimum tax deferred tax asset reclasified	50.00%
Operating loss carryforward indefinately	$ 59,376
Subsidiaries [Member]
Net operating loss cary forward	21
Domestic Tax Authority [Member]
Operating Loss Carryforwards	173,843
Domestic Tax Authority [Member] | Expiration December 31, 2020 through 2037
Operating Loss Carryforwards	$ 114,467
Domestic Tax Authority [Member] | Minimum
Operating loss carryforward expiration term	Dec. 31, 2020
Tax credit carryforward expiration term	Dec. 31, 2020
Domestic Tax Authority [Member] | Maximum
Operating loss carryforward expiration term	Dec. 31, 2037
Tax credit carryforward expiration term	Dec. 31, 2037
State and Local Jurisdiction [Member] | Expiration December 31, 2020 through 2039
Operating Loss Carryforwards	$ 73,278
State and Local Jurisdiction [Member] | Minimum
Operating loss carryforward expiration term	Dec. 31, 2020
State and Local Jurisdiction [Member] | Maximum
Operating loss carryforward expiration term	Dec. 31, 2039